Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2019	Nov. 23, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Due to shareholder			$ 179,191		$ 179,191	$ 179,191
Balance due accrues interest	12.50%
Total accrued interest			73,151		67,505
Accrued compensation			48,000		47,000	35,000
Mr. Wood [Member]
Related Party Transactions (Details) [Line Items]
Related party amount compensated per month			$ 4,000		$ 4,000
Expired date			Apr. 01, 2020		Apr. 01, 2020
Accrued compensation			$ 0		$ 2,000	$ 2,000
Cash payments			$14,000	$16,000	$48,000	$46,000
Mr. Wood [Member] | Series A preferred stock [Member]
Related Party Transactions (Details) [Line Items]
Shares granted (in Shares)		500,000
Stock price (in Shares)		0.0025
Non cash compensation expense		$ 1,250
Mr. Wood [Member] | Series B preferred stock [Member]
Related Party Transactions (Details) [Line Items]
Shares granted (in Shares)		250,000
Stock price (in Shares)		0.0025
Non cash compensation expense		$ 62,500
Mr. Bird [Member]
Related Party Transactions (Details) [Line Items]
Related party amount compensated per month			$ 3,000		$ 3,000
Accrued compensation			$ 48,000		$ 45,000	$ 33,000
Cash payments			$6,000	$0	$24,000	$18,000
Mr. Bird [Member] | Series A preferred stock [Member]
Related Party Transactions (Details) [Line Items]
Shares granted (in Shares)		500,000
Stock price (in Shares)		0.0025
Non cash compensation expense		$ 1,250
Mr. Bird [Member] | Series B preferred stock [Member]
Related Party Transactions (Details) [Line Items]
Shares granted (in Shares)		250,000
Stock price (in Shares)		0.0025
Non cash compensation expense		$ 62,500
Mr. Lane [Member]
Related Party Transactions (Details) [Line Items]
Cash payment			$ 10,000	$ 3,000	$ 26,000	$ 15,000
Chief Executive Officer [Member] | Product [Member]
Related Party Transactions (Details) [Line Items]
Company paid			7,500	7,000	12,000	1,000
Chief Executive Officer [Member] | Website Design [Member]
Related Party Transactions (Details) [Line Items]
Company paid			$ 4,000	$ 3,000	$ 9,000	$ 22,000